Derivative financial instruments (Details 2) € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Cash flow hedges [abstract]
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, assets	€ (389)
Reserve of cash flow hedges, continuing hedges	(13)
Reclassification adjustments on cash flow hedges, net of tax	642
Forecast Sales [Member]
Cash flow hedges [abstract]
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, assets	(389)
Reserve of cash flow hedges, continuing hedges	(13)
Reclassification adjustments on cash flow hedges, net of tax	€ 642